Stockholders' Equity - Stock and Warrant Issuances - Additional Information (Detail)				1 Months Ended							3 Months Ended	12 Months Ended
	Oct. 11, 2017 shares	Oct. 10, 2017 shares	Apr. 02, 2017 USD ($)	Feb. 28, 2018 USD ($) $ / shares shares	Nov. 30, 2016 USD ($) Investor shares	Oct. 31, 2016 USD ($) shares	Jun. 30, 2016 USD ($) shares	Jul. 31, 2015 USD ($) shares	Feb. 28, 2015 USD ($) shares	Oct. 31, 2013 USD ($) shares	Mar. 31, 2018 $ / shares shares	Dec. 31, 2017 USD ($) Investor $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Nov. 30, 2017 USD ($)	Jun. 06, 2016 USD ($) shares	Oct. 20, 2015 USD ($)	Dec. 31, 2014 $ / shares shares
Stockholders Equity Note [Line Items]
Sale of common stock, net of expenses (in shares)				424,000		2		3,000,000	1	1
Proceeds from issuance of private placement | $						$ 1,200,000			$ 2,600,000	$ 7,500,000
Net proceeds from issuance of private placement | $				$ 4,300,000		$ 1,100,000			$ 2,500,000	$ 6,900,000
Number of warrants outstanding (in shares)												14,049	78	44				9
Sale of units to underwriter								3,000,000
Proceeds of common stock issued, net of related expenses | $								$ 6,000,000
Number of pre-funded warrants				76,000
Maximum [Member]
Stockholders Equity Note [Line Items]
Warrants exercisable per share price (in dollars per share) | $ / shares												$ 19,712,000	$ 19,712,000	$ 19,712,000				$ 19,712,000
Maximum offering and selling of stock and securities that entity make to raise capital | $																	$ 71,800,000
Valuation using contractual term											5 years 10 months 13 days	4 years 10 months 17 days
Valuation using volatility rate											291.61%	266.92%
Valuation using risk free rate											2.63%	2.06%
Amendment to Restructuring Agreement [Member]
Stockholders Equity Note [Line Items]
Warrants issued to purchase Common Stock	127,551	225										255
Warrants exercisable per share price (in dollars per share) | $ / shares												$ 61,250
Number of warrants outstanding (in shares)												10
Term period for warrants												4 years 6 months
Warrants exercised (in shares)												3
Number of investors | Investor												2
Shares issuable upon warrants exercised												735
Warrants exercise price description												The warrants contain a cashless exercise provision that allows the holders to exercise each warrant for three shares of common stock.
Securities Purchase Agreement [Member] | Warrant Repurchase Agreements [Member]
Stockholders Equity Note [Line Items]
Aggregate amount to be paid in exchange for cancellation of warrants | $			$ 7,900,000				$ 7,900,000
Common Stock Issued [Member]
Stockholders Equity Note [Line Items]
Sale of common stock, net of expenses (in shares)											668,855		2	4
Common shares and rights issued												227,287	10
Common Stock Issued [Member] | Securities Purchase Agreement [Member]
Stockholders Equity Note [Line Items]
Common shares and rights issued												224,000
Senior Secured Convertible Notes [Member] | Securities Purchase Agreement [Member]
Stockholders Equity Note [Line Items]
Debt instrument, principal face amount | $																$ 35,000,000
Senior Secured Convertible Notes [Member] | Common Stock Issued [Member] | Securities Purchase Agreement [Member]
Stockholders Equity Note [Line Items]
Common shares and rights issued												217,800
Series A Common Stock Warrants [Member]
Stockholders Equity Note [Line Items]
Warrants exercisable per share price (in dollars per share) | $ / shares												$ 24,500
Number of warrants outstanding (in shares)												9,000,000
Number of warrants converted								8,000,000
Gross proceeds from underwriting offering | $								$ 7,000,000
Warrants exercised (in shares)												1,000,000
Net proceeds from exercise of warrants | $												$ 400,000
Series A And B Common Stock Warrants [Member]
Stockholders Equity Note [Line Items]
Value of warrants issued | $								$ 3,400,000
Series B Common Stock Warrants [Member]
Stockholders Equity Note [Line Items]
Warrants exercised (in shares)													1,000,000
Net proceeds from exercise of warrants | $													$ 800,000
Remaining outstanding warrants expired													3,000,000
Warrants expiration date												Jan. 29, 2016
2013 Warrants [Member]
Stockholders Equity Note [Line Items]
Warrants issued to purchase Common Stock										9
Value of warrants issued | $										$ 1,900,000
Warrants exercisable per share price (in dollars per share) | $ / shares												$ 19,712,000
Number of warrants outstanding (in shares)												9
Term period for warrants												5 years
February 2015 Warrants [Member]
Stockholders Equity Note [Line Items]
Warrants issued to purchase Common Stock									9
Value of warrants issued | $									$ 800,000
Warrants exercisable per share price (in dollars per share) | $ / shares												$ 24,500
Number of warrants outstanding (in shares)												9
Term period for warrants												5 years
Series C Warrants [Member]
Stockholders Equity Note [Line Items]
Aggregate amount to be paid in exchange for cancellation of warrants | $												$ 7,876,000	$ 0	$ 0
Series C Warrants [Member] | Securities Purchase Agreement [Member]
Stockholders Equity Note [Line Items]
Value of warrants issued | $							27,800,000
Series C Warrants [Member] | Securities Purchase Agreement [Member] | Warrant Repurchase Agreements [Member]
Stockholders Equity Note [Line Items]
Aggregate amount to be paid in exchange for cancellation of warrants | $							7,900,000
Series C Warrants [Member] | Senior Secured Convertible Notes [Member]
Stockholders Equity Note [Line Items]
Debt instrument, principal face amount | $							$ 35,000,000
Series C Warrants [Member] | Senior Secured Convertible Notes [Member] | Securities Purchase Agreement [Member]
Stockholders Equity Note [Line Items]
Number of warrants converted							40
Shares issuable upon warrants exercised																40
October 2016 Warrants [Member]
Stockholders Equity Note [Line Items]
Warrants issued to purchase Common Stock						1
Value of warrants issued | $						$ 300,000
Warrants exercisable per share price (in dollars per share) | $ / shares												$ 24,500
Number of warrants outstanding (in shares)												1
Term period for warrants												5 years
Net proceeds from exercise of warrants | $												$ 100,000
November 2017 Warrants [Member] | Exchange Agreement [Member]
Stockholders Equity Note [Line Items]
Warrants issued to purchase Common Stock					14,049
Value of warrants issued | $					$ 14,400,000										$ 14,400,000
Warrants exercisable per share price (in dollars per share) | $ / shares												$ 1,225
Number of warrants outstanding (in shares)												14,049
Term period for warrants												5 years
Number of investors | Investor					2
February 2018 Warrants [Member]
Stockholders Equity Note [Line Items]
Warrants issued to purchase Common Stock				1,000,000
Value of warrants issued | $				$ 18,300,000
Warrants exercisable per share price (in dollars per share) | $ / shares											$ 10.00
Number of warrants outstanding (in shares)											1,000,000
Valuation using exercise price | $ / shares				$ 10.00
Valuation using contractual term				6 years
Valuation using volatility rate				122.68%
Valuation using risk free rate				1.00%